Debt Including Capital Lease Obligations - Asset-Based Lending Facility (Details) (USD $)	0 Months Ended	8 Months Ended	9 Months Ended	8 Months Ended						9 Months Ended	8 Months Ended								8 Months Ended							9 Months Ended				9 Months Ended
	Feb. 05, 2013 ABL Facility	Sep. 30, 2013 ABL Facility	Sep. 30, 2013 ABL Facility	Sep. 30, 2013 ABL Facility LIBOR	Sep. 30, 2013 ABL Facility LIBOR Minimum	Sep. 30, 2013 ABL Facility LIBOR Maximum	Sep. 30, 2013 ABL Facility Base Rate	Sep. 30, 2013 ABL Facility Base Rate Minimum	Sep. 30, 2013 ABL Facility Base Rate Maximum	Sep. 30, 2013 ABL Term Loan	Sep. 30, 2013 ABL Term Loan LIBOR	Sep. 30, 2013 ABL Term Loan LIBOR Minimum	Sep. 30, 2013 ABL Term Loan LIBOR Maximum	Sep. 30, 2013 ABL Term Loan Base Rate	Sep. 30, 2013 ABL Term Loan Base Rate Minimum	Sep. 30, 2013 ABL Term Loan Base Rate Maximum	Sep. 30, 2013 ABL Revolver	Sep. 30, 2013 Fixed asset sub-line	Sep. 30, 2013 Fixed asset sub-line LIBOR	Sep. 30, 2013 Fixed asset sub-line LIBOR Minimum	Sep. 30, 2013 Fixed asset sub-line LIBOR Maximum	Sep. 30, 2013 Fixed asset sub-line Base Rate	Sep. 30, 2013 Fixed asset sub-line Base Rate Minimum	Sep. 30, 2013 Fixed asset sub-line Base Rate Maximum	Sep. 30, 2013 ABL Facility, letter of credit	Sep. 30, 2013 Senior notes 7.875% Senior Notes	Feb. 28, 2013 Senior notes 7.875% Senior Notes	Feb. 05, 2013 Senior notes 7.875% Senior Notes	Sep. 30, 2012 Senior notes 7.875% Senior Notes	Sep. 30, 2013 Senior notes 7.875% Senior Notes Maximum
Line of Credit Facility [Line Items]
ABL Facility term	5 years
Stated interest rate on debt instrument																										7.875%	7.875%	7.875%	7.50%
ABL Facility maturity period prior to maturity of the 4.25% Convertible Senior Notes			60 days
ABL maximum borrowings capacity		$ 200,000,000	$ 200,000,000							$ 7,500,000
ABL Term Loan periodic payment										2,000,000
ABL Revolver borrowing capacity																	112,000,000	20,000,000
ABL amount outstanding																									24,000,000
Remaining borrowing capacity of the Facility																	$ 88,000,000
Variable rate basis		LIBOR		LIBOR			Base Rate				LIBOR			Base Rate					LIBOR			Base Rate
Basis spread on variable rate				3.00%	1.75%	2.25%		0.25%	0.75%			2.75%	3.25%		1.25%	1.75%				2.25%	2.75%		0.75%	1.25%
Weighted average interest rate				3.18%
Percentage of stocks of domestic subsidiaries, subject to exception and lien			100.00%																							100.00%
Percentage of stocks of foreign subsidiaries, subject to exception and lien			65.00%																											65.00%
Excess availability percentage - as related to the fixed charge coverage ratio covenant			10.00%
Excess availability percentage - as related to clause requiring to maintain cash in accounts subject to control of collateral agent			12.50%